9. COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2020
Cost Of Sales
Schedule of cost of sales
	12.31.2020	12.31.2019	12.31.2018
Inventories at the beginning of the year	153	137	113

Plus: Charges for the year
Purchases of inventories, energy and gas	153	353	378
Salaries and social security charges	51	57	66
Benefits to employees	11	9	6
Accrual of defined benefit plans	4	4	2
Works contracts, fees and compensation for services	55	60	61
Depreciation of property, plant and equipment	194	171	153
Intangible assets amortization	5	6	6
Right-of-use assets amortization	1	2	-
Transport of energy	5	4	4
Transportation and freights	20	22	14
Consumption of materials	17	21	43
Penalties	-	1	1
Maintenance	26	27	24
Canons and royalties	42	59	74
Environmental control	4	3	5
Rental and insurance	23	21	13
Surveillance and security	2	6	6
Taxes, rates and contributions	3	4	5
Other	2	(4)	(6)
Subtotal	618	826	855

Gain on monetary position	8	1	-

Less: Inventories at the end of the year	(116)	(153)	(137)
Total cost of sales	663	811	831